Related parties (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2024	Nov. 06, 2024	Oct. 16, 2024	Jun. 27, 2024	Mar. 31, 2022	Feb. 28, 2022
Novonor And Its Direct And Indirect Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Estimated amount						R$ 205
Petrobras Transporte S.A [Member]
IfrsStatementLineItems [Line Items]
Estimated amount					R$ 246
Estimated amount				R$ 970
Gas De Alagoas S.A [Member]
IfrsStatementLineItems [Line Items]
Estimated amount					R$ 1,000
Transportadora Brasileira Gasoduto Brasil Bolivia S.A [Member]
IfrsStatementLineItems [Line Items]
Estimated amount			R$ 200
Refinaria Capuava [Member]
IfrsStatementLineItems [Line Items]
Estimated amount		R$ 3,000
New Or Renewed Agreements With Related Companies [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Related parties amount	R$ 20
New Or Renewed Agreements With Related Companies [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Related parties amount	R$ 60